Condensed Consolidated Statement of Changes in Equity - AUD ($)		Share Capital [Member]	Attributable To Owners of Genetic Technologies Limited Other Reserves [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2018		$ 122,372,662	$ 5,651,162	$ (123,311,946)	$ 4,711,878
Loss for the period			(54,789)	(3,123,372)	(3,123,372)
Total comprehensive loss			(54,789)	(3,123,372)	(3,178,161)
Contributions of equity, net of transaction costs and tax		1,346,794			1,346,794
Share-based payments			138,381		138,381
Transactions with owners in their capacity as owners		1,346,794	138,381		1,485,175
Balance at Dec. 31, 2018		123,719,456	5,734,754	(126,435,318)	3,018,892
Balance at Jun. 30, 2018		122,372,662	5,651,162	(123,311,946)	4,711,878
Share-based payments					341,201
Balance at Jun. 30, 2019					1,771,206
Balance at Jun. 28, 2019		125,498,824	6,009,932	(129,737,550)	1,771,206
Initial adoption of AASB 16	[1]			(14,712)	(14,712)
Balance at Jul. 02, 2019		125,498,824	6,009,932	(129,752,262)	1,756,494
Balance at Jun. 30, 2019					1,771,206
Loss for the period					(2,647,698)
Total comprehensive loss					(3,028,861)
Share-based payments					33,771
Issue of options to underwriters					1,873,720
Balance at Dec. 31, 2019		127,807,987	7,454,278	(132,399,960)	2,862,305
Balance at Jul. 02, 2019		125,498,824	6,009,932	(129,752,262)	1,756,494
Loss for the period			(381,163)	(2,647,698)	(3,028,861)
Total comprehensive loss			(381,163)	(2,647,698)	(3,028,861)
Contributions of equity, net of transaction costs and tax		2,309,163			2,309,163
Share-based payments			33,771		33,771
Reversal of forfeited Performance Rights			(81,982)		(81,982)
Issue of options to underwriters			1,873,720		1,873,720
Transactions with owners in their capacity as owners		2,309,163	1,825,509		4,134,672
Balance at Dec. 31, 2019		$ 127,807,987	$ 7,454,278	$ (132,399,960)	$ 2,862,305

[1]	See note 1 for details regarding the restatement as a result of a change in accounting policy.